MET INVESTORS SERIES TRUST

SUPPLEMENT DATED SEPTEMBER 2, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016, AS SUPPLEMENTED

JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO

Effective immediately, Anne Lester and Nicole Goldberger no longer serve as Portfolio Managers of the JPMorgan Global Active Allocation Portfolio (the “Portfolio”), a series of Met Investors Series Trust. Effective immediately, Matthew Cummings serves as a Portfolio Manager of the Portfolio. In the section entitled “Appendix C—Portfolio Managers,” the information pertaining to the Portfolio is amended to reflect that Anne Lester and Nicole Goldberger no longer serve as Portfolio Managers of the Portfolio and that Matthew Cummings is now a portfolio manager of the Portfolio. As of June 30, 2016, Matthew Cummings beneficially owned no equity securities of the Portfolio.

Effective immediately, the Other Accounts Managed table in Appendix C with respect to JPMorgan Global Active Allocation Portfolio is deleted in its entirety and replaced with the following:

	Other Accounts Managed[1]			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jeffrey A. Geller, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	29	$57,195,517,000	0	N/A
	Other Pooled Investment Vehicles	23	$18,066,251,000	0	N/A
	Other Accounts	5	$5,201,693,000	0	N/A

Michael Feser, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Jonathan Cummings, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	2	$1,059,933,000	0	N/A
	Other Pooled Investment Vehicles	31	$4,715,428,000	0	N/A
	Other Accounts	3	$1,336,64,000	3	$669,104,000

Grace Koo, Ph.D., JPMorgan Global Active Allocation Portfolio	Registered Investment Companies	2	$1,059,933,000	0	N/A
	Other Pooled Investment Vehicles	2	$37,653,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Matthew Cummings, CFA, JPMorgan Global Active Allocation Portfolio	Registered Investment Companies[2]	0	N/A	0	N/A
	Other Pooled Investment Vehicles[2]	0	N/A	0	N/A
	Other Accounts[2]	0	N/A	0	N/A

	Other Accounts Managed[1]			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Barbara Miller, JPMorgan Core Bond Portfolio	Registered Investment Companies	15	$44,484,922,000	0	N/A
	Other Pooled Investment Vehicles	2	$8,653,455,000	0	N/A
	Other Accounts	23	$1,280,601,000	0	N/A

Peter D. Simons, CFA, JPMorgan Core Bond Portfolio	Registered Investment Companies	12	$12,131,321,000	0	N/A
	Other Pooled Investment Vehicles	4	$9,387,900,000	0	N/A
	Other Accounts	26	$6,213,829,000	1	$102,152,000

Richard D. Figuly, JPMorgan Core Bond Portfolio	Registered Investment Companies	9	$18,892,014,000	0	N/A
	Other Pooled Investment Vehicles	9	$2,169,043,000	0	N/A
	Other Accounts	39	$10,169,260,000	1	1,029,904,000

Dennis Ruhl, CFA, JPMorgan Small Cap Value Portfolio	Registered Investment Companies	25	$14,281,552,000	1	$1,149,043,000
	Other Pooled Investment Vehicles	13	$2,619,739,000	1	$135,829,000
	Other Accounts	15	$1,206,029,000	0	N/A

Phillip Hart, CFA, JPMorgan Small Cap Value Portfolio	Registered Investment Companies	15	$6,878,243,000	0	N/A
	Other Pooled Investment Vehicles	5	$763,268,000	0	N/A
	Other Accounts	7	$784,088,000	0	N/A

[1]	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
[2]	Other Accounts Managed information is as of 6/30/16.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE